SHARE-BASED COMPENSATION - Plan (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2015	Aug. 31, 2010	Sep. 30, 2009	Oct. 31, 2008	Jun. 30, 2007	Feb. 28, 2007
Share options
Share based compensation
Granted (in shares)	0	0	0
Incentive Award Plans
Share based compensation
Vesting period	10 years
Incentive Award Plans | Maximum
Share based compensation
Share-based payment award, contractual term	10 years
Incentive Award Plans | Share options
Share based compensation
Share-based payment award, option granted (in shares)	245,776,690
Incentive Award Plans | Restricted stocks
Share based compensation
Share-based payment award, nonvested restricted stocks (in shares)	243,059,070
Incentive Award Plans | Second anniversary of the stated vesting commencement date
Share based compensation
Share-based payment award, vesting percentage	50.00%
Incentive Award Plans | Vesting ratably over the following two years
Share based compensation
Share-based payment award, vesting percentage	50.00%
Vesting period	2 years
2007 Global Share Plan
Share based compensation
Share-based payment award, maximum number of incentive award available (in shares)									100,000,000
2008 Global Share Plan
Share based compensation
Share-based payment award, maximum number of incentive award available (in shares)							70,000,000	30,000,000
2009 Global Share Plan
Share based compensation
Share-based payment award, maximum number of incentive award available (in shares)				430,000,000	150,000,000	30,000,000